IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Wholesale Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's	The following table aligns the relative rankings of our
22-grade
internal risk ratings with the external ratings used by S&P and Moody’s.

Internal ratings map*	Table 40

PD Bands

Ratings	Business and Bank	Sovereign	BRR	S&P	Moody’s	Description
1	0.0000% – 0.0300%	0.0000% – 0.0150%	1+	AAA	Aaa	Investment Grade
2	0.0000% – 0.0300%	0.0151% – 0.0250%	1H	AA+	Aa1
3	0.0000% – 0.0350%	0.0251% – 0.0350%	1M	AA	Aa2
4	0.0351% – 0.0450%		1L	AA-	Aa3
5	0.0451% – 0.0550%		2+H	A+	A1
6	0.0551% – 0.0650%		2+M	A	A2
7	0.0651% – 0.0750%		2+L	A-	A3
8	0.0751% – 0.0850%		2H	BBB+	Baa1
9	0.0851% – 0.1000%		2M	BBB	Baa2
10	0.1001% – 0.1770%		2L	BBB-	Baa3
11	0.1771% – 0.3705%		2-H	BB+	Ba1	Non-investment Grade
12	0.3706% – 0.7065%		2-M	BB	Ba2
13	0.7066% – 1.1600%		2-L	BB-	Ba3
14	1.1601% – 1.6810%		3+H	B+	B1
15	1.6811% – 2.3490%		3+M	B	B2
16	2.3491% – 4.4040%		3+L	B-	B3
17	4.4041% – 7.0010%		3H	CCC+	Caa1
18	7.0011% – 13.1760%		3M	CCC	Caa2
19	13.1761% – 24.9670%		3L	CCC-	Caa3
20	24.9671% – 99.9990%		4	CC	Ca
21	100%		5	D	C	Impaired
22	100%		6	D	C

*	This table represents an integral part of our 2021 Annual Consolidated Financial Statements.

Summary of Retail PD Bands to Various Risk Levels	The following table maps PD bands to various summarized risk levels for retail exposures:

Internal ratings map*	Table 41

PD bands	Description
0.030% – 3.844%	Low risk
3.845% – 6.786%	Medium risk
6.787% – 99.99%	High risk
100%	Impaired/Default

*	This table represents an integral part of our 2021 Annual Consolidated Financial Statements.

Summary of Market Risk VaR and Market Risk SVaR
Market risk measures – FVTPL positions

Market risk measures*	Table 50

	October 31, 2021				October 31, 2020
		For the year ended				For the year ended

(Millions of Canadian dollars)	As at	Average	High	Low	As at	Average	High	Low
Equity	$24	$20	$38	$12	$23	$33	$64	$13
Foreign exchange	4	4	6	2	3	3	6	1
Commodities	3	3	4	2	3	3	7	1
Interest rate (1)	61	44	64	21	47	54	178	11
Credit specific (2)	9	8	11	6	7	6	7	4
Diversification (3)	(51)	(35)	n.m.	n.m.	(18)	(25)	n.m.	n.m.
Market risk VaR	$50	$44	$72	$23	$65	$74	$232	$18
Market risk Stressed VaR	$59	$53	$101	$29	$86	$109	$228	$49

*	This table represents an integral part of our 2021 Annual Consolidated Financial Statements.
(1)	General credit spread risk and funding spread risk associated with uncollateralized derivatives are included under interest rate VaR.
(2)	Credit specific risk captures issuer-specific credit spread volatility.
(3)	Market risk VaR is less than the sum of the individual risk factor VaR results due to risk factor diversification.
n.m.	not meaningful

Summary of Market Risk Structural Interest Rate Sensitivities Measures

Market risk controls – Interest Rate Risk in the Banking Book (IRRBB) positions
1
IRRBB arises primarily from traditional customer-originated banking products such as deposits and loans, and includes related hedges and interest rate risk from securities held for liquidity management purposes. Factors contributing to IRRBB include mismatches between asset and liability repricing dates, relative changes in asset and liability rates in response to market rate scenarios, and other product features affecting the expected timing of cash flows, such as options to pre-pay loans or redeem term deposits prior to contractual maturity. IRRBB sensitivities are regularly measured and reported, and subject to limits and controls with independent oversight from GRM.
The Board approves the risk appetite for IRRBB, and the Asset-Liability Committee (ALCO) and GRM provide ongoing governance through IRRBB risk policies, limits, operating standards and other controls. IRRBB reports are reviewed regularly by GRM, ALCO, the GRC, the Risk Committee of the Board and the Board.

IRRBB measurement
To monitor and control IRRBB, we assess two primary metrics, Net Interest Income (NII) risk and Economic Value of Equity (EVE) risk, under a range of market shocks, scenarios, and time horizons. Market scenarios include currency-specific parallel and non-parallel yield curve changes, interest rate volatility shocks, and interest rate shock scenarios prescribed by regulators.
In measuring NII risk, detailed banking book balance sheets and income statements are dynamically simulated to estimate the impact of market stress scenarios on projected NII. Assets, liabilities and off-balance sheet positions are simulated over various time horizons. The simulations incorporate maturities, renewals, and new originations along with prepayment and redemption behaviour. Product pricing and volumes are forecast based on past experience to determine response expectations under a given market shock scenario. EVE risk captures the market value sensitivity to changes in rates. In measuring EVE risk, deterministic (single-scenario) and stochastic (multiple-scenario) valuation techniques are applied to spot position data. NII and EVE risks are measured for a range of market risk stress scenarios which include extreme but plausible changes in market rates and volatilities. IRRBB measures do not include beneficial management actions that could be taken to reduce exposures.
Management of NII and EVE risk is complementary and supports our efforts to generate a sustainable high-quality NII stream. NII and EVE risks for specific units are measured daily, weekly or monthly depending on materiality, complexity and hedge strategy.
A number of assumptions affecting cash flows, product re-pricing and the administration of rates underlie the models used to measure NII and EVE risk. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed-rate loan prepayment behaviour, term deposit redemption behaviour, and the treatment of non-maturity deposits. All assumptions are derived empirically based on historical client behaviour and product pricing with consideration of possible forward-looking changes. All models and assumptions used to measure IRRBB are subject to independent oversight by GRM.

Market risk measures – IRRBB Sensitivities
The following table shows the potential before-tax impact of an immediate and sustained 100 bps increase or decrease in interest rates on projected 12-month NII and EVE, assuming no subsequent hedging. Rate floors are applied within the declining rates scenarios which prevent EVE valuation and NII simulation rate levels from falling below a minimum average level of negative 25 bps across major currencies. Interest rate risk measures are based on current on and off-balance sheet positions which can change over time in response to business activity and management actions.

Market risk – IRRBB measures*	Table 51

	October 31 2021						October 31 2020
	EVE risk			NII risk (1)

(Millions of Canadian dollars)	Canadian dollar impact	U.S. dollar impact	Total	Canadian dollar impact	U.S. dollar impact	Total	EVE risk	NII risk (1)
Before-tax impact of:
100 bps increase in rate s	$(1,641)	$(368)	$(2,009)	$571	$358	$929	$(1,756)	$818
100 bps decrease in rate s	1,540	(3)	1,537	(603)	(318)	(921)	1,321	(621)

*	This table represents an integral part of our 2021 Annual Consolidated Financial Statements.
(1)	Represents the 12-month NII exposure to an instantaneous and sustained shift in interest rates .

Summary of Long-Term Funding Sources

Long-term funding sources* (1)	Table 55

	As at
(Millions of Canadian dollars)	October 31 2021	October 31 2020
Unsecured long-term funding	$89,447	$88,055
Secured long-term funding	56,688	63,043
Subordinated debentures	9,620	9,574
	$155,755	$160,672

*	This table represents an integral part of our 2021 Annual Consolidated Financial Statements.
(1)	Based on original term to maturity greater than 1 year.

Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis

Contractual maturities of financial liabilities and off-balance sheet items – undiscounted basis*	Table 63

	As at October 31, 2021
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$576,161	$367,389	$44,951	$78,071	$33,063	$1,099,635
Other
Acceptances	1	19,867	5	–	–	19,873
Obligations related to securities sold short	–	37,462	–	–	–	37,462
Obligations related to assets sold under repurchase agreements and securities loaned	19,234	242,314	669	–	–	262,217
Other liabilities	620	35,984	384	544	7,873	45,405
Lease liabilities	–	631	582	1,522	2,342	5,077
Subordinated debentures	–	188	110	1,916	7,392	9,606
	596,016	703,835	46,701	82,053	50,670	1,479,275
Off-balance sheet items
Financial guarantees (2)	$16,867	$–	$–	$–	$–	$16,867
Other commitments (3)	–	81	82	209	344	716
Commitments to extend credit (2)	248,594	41,238	77	2	–	289,911
	265,461	41,319	159	211	344	307,494
Total financial liabilities and off-balance sheet items	$861,477	$745,154	$46,860	$82,264	$51,014	$1,786,769

	As at October 31, 2020
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1), (4)	$510,849	$350,298	$34,618	$85,198	$29,832	$1,010,795
Other
Acceptances	9	18,609	–	–	–	18,618
Obligations related to securities sold short	–	29,121	–	–	–	29,121
Obligations related to assets sold under repurchase agreements and securities loaned (4)	11,576	257,684	4,971	–	–	274,231
Other liabilities	199	37,681	188	358	8,678	47,104
Lease liabilities	–	633	604	1,545	2,575	5,357
Subordinated debentures	–	–	205	110	9,552	9,867
	522,633	694,026	40,586	87,211	50,637	1,395,093
Off-balance sheet items
Financial guarantees (2)	$17,141	$–	$–	$–	$–	$17,141
Other commitments (3)	–	81	82	209	344	716
Commitments to extend credit (2)	239,212	43,025	2	–	–	282,239
	256,353	43,106	84	209	344	300,096
Total financial liabilities and off-balance sheet items	$778,986	$737,132	$40,670	$87,420	$50,981	$1,695,189

*	This table represents an integral part of our 2021 Annual Consolidated Financial Statements.
(1)	A major portion of relationship-based deposits are repayable on demand or at short notice on a contractual basis while, in practice, these customer balances form a core base for our operations and liquidity needs, as explained in the preceding Deposit and funding profile.
(2)	We believe that it is highly unlikely that all or substantially all of these guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled. The management of the liquidity risk associated with potential extensions of funds is outlined in the preceding Risk measurement section.
(3)	Includes commitments related to short-term and low-dollar value leases, leases not yet commenced, and lease payments related to non-recoverable tax.
(4)	Amounts previously presented were reclassified to reflect the contractual maturities of certain financial liabilities.